Income taxes - Deferred assets and (liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 6,722	$ 133,828	$ 202,717	$ 184,147
Deferred tax assets	$ 15,961	317,758	297,004	316,939
Net deferred ISR asset		183,930	94,287	132,792	$ 150,953
Provisions, allowances and labor obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		244,982	157,560	163,406
Deferred tax assets		230,532	205,834	188,294
Leasehold improvements
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		(426,325)	(407,173)	(401,735)
Deferred tax assets		(172,806)	(184,649)	(179,805)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		15,883	14,937	25,563
Deferred tax assets		268,930	285,045	308,450
Recoverable tax on assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		28,619	28,619	28,619
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		3,013	3,340
Deferred tax assets		(8,898)	(9,226)
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 284,813	$ 299,982	$ 334,013